CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends (Details)		1 Months Ended			12 Months Ended
		May 31, 2021 ARS ($)	May 31, 2020 ARS ($)	Apr. 30, 2020 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Jun. 02, 2022 ARS ($)	Apr. 30, 2022 ARS ($)	Aug. 11, 2021 USD ($)	Apr. 30, 2021 ARS ($)	Nov. 13, 2020 USD ($)
Cash dividends
Distributed amount	[1]				$ 45,258,000,000	$ 77,956,000,000	$ 75,597,000,000
Amount paid in current currency					1,229,000,000	1,449,000,000	1,079,000,000
Nominal value of bonds								$ 515,000,000
Non cash assets dividends					24,723
2030 Global Bonds
Cash dividends
Nominal value of bonds								411,145,986		$ 370,386,472		$ 157,642,897
2035 Global Bonds
Cash dividends
Nominal value of bonds								$ 103,854,014		$ 186,621,565		$ 271,896,177
Non cash assets dividends, 2022
Cash dividends
Non cash assets dividends					31,634,000,000
Non-cash assets dividends, 2021
Cash dividends
Non cash assets dividends					35,068,000,000
Inflation Restatement [Member]
Cash dividends
Amount paid in current currency					1,229,000,000	1,449,000,000	1,079,000,000
Dividends received					615,000,000	456,000,000	236,000,000
Non cash assets dividends					75,597
Proceeds from voluntary reserve for future cash flow dividends					19,407
Proceeds from voluntary reserve to maintain investments in capital assets and current level of solvency					56,190
Inflation Restatement [Member] | Non cash assets dividends, 2022
Cash dividends
Non cash assets dividends					45,258,000,000
Inflation Restatement [Member] | Non-cash assets dividends, 2021
Cash dividends
Non cash assets dividends					77,956,000,000
Parent Company [Member]
Cash dividends
Dividends approved				$ 295,000,000
Parent Company [Member] | Inflation Restatement [Member]
Cash dividends
Amount paid in current currency			$ 1,079,000,000	$ 1,083,000,000
Ver T.V
Cash dividends
Dividends received					104,000,000	110,000,000	50,000,000
Ver T.V | Inflation Restatement [Member]
Cash dividends
Dividends received					195,000,000	298,000,000	168,000,000
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received					28,000,000	57,000,000	21,000,000
Teledifusora San Miguel Arcngel S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					51,000,000	$ 158,000,000	$ 68,000,000
La Capital Cable S.A.
Cash dividends
Dividends received					343,000,000
La Capital Cable S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					369,000,000
Nucleo [Member]
Cash dividends
Dividends approved									$ 804,000,000
Nucleo [Member] | Currency of transaction date one
Cash dividends
Dividends approved											$ 650,000,000
Nucleo [Member] | Inflation Restatement [Member]
Cash dividends
Dividends approved									$ 1,271,000,000
Amount paid in current currency		$ 1,449,000,000			$ 1,229,000,000
Nucleo [Member] | Current currency one
Cash dividends
Dividends approved											$ 1,625,000,000

[1]	See Note 4.b)